Taxes - Current and Non-current tax assets and liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Tax assets
Current tax assets	$ 8,111,079	$ 6,784,392
Non-current tax assets	10,530,057	13,401,050
Tax liabilities
Current tax liabilities	2,869,225	7,630,901
Non-current tax liabilities	$ 13,567,513	15,275,644
Percentage of decrease in results	31.88%
Deferred tax liabilities
Tax liabilities
Non-current tax liabilities	$ 11,824,515	13,479,336
Income tax
Tax liabilities
Non-current tax liabilities	1,742,998	1,796,308
Income tax payable
Tax liabilities
Current tax liabilities	1,746,972	6,617,468
Industry and commerce tax
Tax liabilities
Current tax liabilities	367,861	346,958
Industry and commerce tax | ISA Group
Tax liabilities
Current tax liabilities	88,901
National tax and surcharge on gasoline
Tax liabilities
Current tax liabilities	211,819	181,490
Value added tax
Tax liabilities
Current tax liabilities	103,724	206,341
Carbon tax
Tax liabilities
Current tax liabilities	92,736	77,721
Other taxes, liabilities
Tax liabilities
Current tax liabilities	346,113	200,923
Deferred tax assets
Tax assets
Non-current tax assets	10,522,725	13,392,480
Income tax credits
Tax assets
Non-current tax assets	7,332	8,570
Income tax
Tax assets
Current tax assets	1,228,477	279,457
Income tax | Ecopetrol
Tax liabilities
Income tax generated due to the increase in self-withholding rates	981,881
VAT refund
Tax assets
Current tax assets	4,548,264	4,725,281
VAT refund | Ecopetrol
Tax liabilities
Current value added tax	315,848
VAT refund | Esenttia PP
Tax liabilities
Current value added tax	64,340
VAT refund | ISA Group
Tax liabilities
Current value added tax	82,378
Other taxes, assets
Tax assets
Current tax assets	$ 2,334,338	$ 1,779,654